Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended		9 Months Ended
	Aug. 01, 2022	Dec. 28, 2021	Mar. 17, 2020	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Mar. 28, 2022	Feb. 01, 2022	Dec. 31, 2021	Sep. 15, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly payments		$ 39,313
Purchase price	$ 32,900,000
Minimum cash reserve payments						$ 24,000
Cash Reserve Deposit Required and Made				$ 369,109	$ 369,109	$ 369,109
Imputed interest rates						12.39%
Imputed interest rates							10.36%
Future minimum lease payments 2022				123,063	123,063	$ 123,063
Future minimum lease payments 2023				492,145	492,145	492,145
Future minimum lease payments 2024				492,145	492,145	492,145
Future minimum lease payments 2025				82,024	82,024	82,024
Consideration		2,500,000
Original cost		875,000
Lease payments received				471,756	471,756	471,756
Cash reserves for leases				138,913	138,913	$ 138,913
Imputed interest						8.54%
Financing fee		$ 82,400			66,481
Debt issuance costs amortized				2,746
Finance lease liability				3,875,360	3,875,360	$ 3,875,360
Lease payments next twelve months				91,560	91,560	91,560
Lease payments next two months				370,902	370,902	370,902
Lease payments next three months				304,892	304,892	304,892
Lease payments next four months				16,135	16,135	16,135
Lease payment						2,000
Right-of-use asset for operating leases				648,201	648,201	648,201				$ 663,291
Rent expense						$ 294,382	$ 246,526
Stock options cancelled						451,158
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock options cancelled						503,935
Maxus [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum cash reserve payments						$ 16,100
Maxus Capital Group L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Consideration Transferred			$ 1,025,000			1,350,861
Monthly payments			22,100			18,912
Purchase price			$ 1			877,519
First Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum cash reserve payments						8,945
Second Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum cash reserve payments						15,055
Maxus Lease Obligation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Future minimum lease payments 2022				117,939	117,939	117,939
Future minimum lease payments 2023				471,756	471,756	471,756
Future minimum lease payments 2024				471,756	471,756	471,756
Future minimum lease payments 2025				471,756	471,756	471,756
Future minimum lease payments 2026				432,443	432,443	432,443
Jamboree Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payments next twelve months				21,927	21,927	21,927
Lease payments next two months				22,832	22,832	22,832
Lease payments next three months				23,737	23,737	23,737
Lease payments next four months				24,712	24,712	24,712
Lessee, Operating Lease, Liability, to be Paid, Year Five				25,686	25,686	25,686
Security deposit											$ 51,992
Speedway Commerce Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payments next twelve months				1,950	1,950	1,950
Lease payments next two months				2,028	2,028	2,028
Lease payments next three months				2,110	2,110	2,110
Security deposit									$ 2,418
Victory Holdings [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payments next twelve months				867	867	867
Lease payments next three months				3,657	3,657	3,657
Lease payments next four months				3,766	3,766	3,766
Security deposit								$ 3,766
Lease payments next two and three months				$ 3,550	$ 3,550	$ 3,550